SCHEDULE OF FINANCIAL COMMODITY CONTRACTS OUTSTANDING (Details)	4 Months Ended	12 Months Ended
	May 02, 2024 $ / bbl bbl	Dec. 31, 2023 $ / bbl bbl
Oil – WTI Put Option Contract [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2024 to March 31, 2024
Total volume hedged (BBLS) | bbl		25,500
Barrel of Oil Price ($/BBL)		60.00
Oil – WTI Swap Contract [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2024 to May 31, 2024
Total volume hedged (BBLS) | bbl		40,000
Barrel of Oil Price ($/BBL)		62.77
Oil – WTI Costless Collars [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2024 to June 30, 2024
Total volume hedged (BBLS) | bbl		6,000
Oil – WTI Costless Collars [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		65.00
Oil – WTI Costless Collars [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		79.50
Oil – WTI Costless Collars One [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2024 to June 30, 2024
Total volume hedged (BBLS) | bbl		24,000
Oil – WTI Costless Collars One [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		65.00
Oil – WTI Costless Collars One [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		86.00
Oil – WTI Costless Collars Two [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2024 to December 31, 2024
Total volume hedged (BBLS) | bbl		60,000
Oil – WTI Costless Collars Two [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		65.00
Oil – WTI Costless Collars Two [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		89.50
Oil – WTI Put Option Contract One [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		April 1, 2024 to June 30, 2024
Total volume hedged (BBLS) | bbl		1,650
Barrel of Oil Price ($/BBL)		60.00
Oil – WTI Costless Collars Three [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		April 1, 2024 to June 30, 2024
Total volume hedged (BBLS) | bbl		1,950
Oil – WTI Costless Collars Three [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		65.00
Oil – WTI Costless Collars Three [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		94.55
Oil – WTI Costless Collars Four [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		June 1, 2024 to June 30, 2024
Total volume hedged (BBLS) | bbl		8,000
Oil – WTI Costless Collars Four [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		60.00
Oil – WTI Costless Collars Four [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		78.15
Oil – WTI Costless Collars Five [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		July 1, 2024 to September 30, 2024
Total volume hedged (BBLS) | bbl		21,000
Oil – WTI Costless Collars Five [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		60.00
Oil – WTI Costless Collars Five [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		86.65
Oil – WTI Costless Collars Six [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		July 1, 2024 to September 30, 2024
Total volume hedged (BBLS) | bbl		18,000
Oil – WTI Costless Collars Six [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		60.00
Oil – WTI Costless Collars Six [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		78.00
Oil – WTI Costless Collars Seven [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		July 1, 2024 to September 30, 2024
Total volume hedged (BBLS) | bbl		3,600
Oil – WTI Costless Collars Seven [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		65.00
Oil – WTI Costless Collars Seven [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		90.65
Oil – WTI Costless Collars Eight [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		October 1, 2024 to December 31, 2024
Total volume hedged (BBLS) | bbl		39,000
Oil – WTI Costless Collars Eight [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		60.00
Oil – WTI Costless Collars Eight [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		82.50
Oil – WTI Costless Collars Nine [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2025 to March 31, 2025
Total volume hedged (BBLS) | bbl		36,000
Oil – WTI Costless Collars Nine [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		60.00
Oil – WTI Costless Collars Nine [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		77.00
Oil – WTI Costless Collars Ten [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		April 1, 2025 to June 30, 2025
Total volume hedged (BBLS) | bbl		20,400
Oil – WTI Costless Collars Ten [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		60.00
Oil – WTI Costless Collars Ten [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		75.40
Oil – WTI Costless Collars Eleven [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		April 1, 2025 to June 30, 2025
Total volume hedged (BBLS) | bbl		1,350
Oil – WTI Costless Collars Eleven [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		65.00
Oil – WTI Costless Collars Eleven [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		82.54
Oil – WTI Costless Collars Twelve [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		July 1, 2025 to September 30, 2025
Total volume hedged (BBLS) | bbl		21,000
Oil – WTI Costless Collars Twelve [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		65.00
Oil – WTI Costless Collars Twelve [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		82.00
Oil – WTI Costless Collars Thirteen [Member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		July 1, 2025 to September 30, 2025
Total volume hedged (BBLS) | bbl		750
Oil – WTI Costless Collars Thirteen [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		65.00
Oil – WTI Costless Collars Thirteen [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		80.50
Oil – WTI Costless Collars Fourteen [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	April 1, 2024 to June 30, 2024
Total volume hedged (BBLS) | bbl	15,000
Oil – WTI Costless Collars Fourteen [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	65.45
Oil – WTI Costless Collars Fourteen [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	86.00
Oil WTI swap contract one [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	May 1, 2024 to June 30, 2024
Total volume hedged (BBLS) | bbl	9,600
Barrel of Oil Price ($/BBL)	85.67
Oil – WTI Costless Collars Fifteen [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	May 1, 2024 to June 30, 2024
Total volume hedged (BBLS) | bbl	15,600
Oil – WTI Costless Collars Fifteen [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	71.50
Oil – WTI Costless Collars Fifteen [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	96.25
Oil – WTI Costless Collars Sixteen [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	July 1, 2024 to September 30, 2024
Total volume hedged (BBLS) | bbl	15,000
Oil – WTI Costless Collars Sixteen [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	63.80
Oil – WTI Costless Collars Sixteen [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	84.50
Oil – WTI Costless Collars Seventeen [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	July 1, 2024 to September 30, 2024
Total volume hedged (BBLS) | bbl	13,800
Oil – WTI Costless Collars Seventeen [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	67.75
Oil – WTI Costless Collars Seventeen [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	89.85
Oil – WTI Costless Collars Eighteen [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	July 1, 2024 to September 30, 2024
Total volume hedged (BBLS) | bbl	24,000
Oil – WTI Costless Collars Eighteen [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	69.50
Oil – WTI Costless Collars Eighteen [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	93.25
Oil – WTI Costless Collars Nineteen [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	October 1, 2024 to December 31, 2024
Total volume hedged (BBLS) | bbl	15,000
Oil – WTI Costless Collars Nineteen [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	62.35
Oil – WTI Costless Collars Nineteen [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	82.70
Oil – WTI Costless Collars Twenty [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	October 1, 2024 to December 31, 2024
Total volume hedged (BBLS) | bbl	13,800
Oil – WTI Costless Collars Twenty [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	65.75
Oil – WTI Costless Collars Twenty [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	87.10
Oil – WTI Costless Collars Twenty One [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	October 1, 2024 to December 31, 2024
Total volume hedged (BBLS) | bbl	1,200
Oil – WTI Costless Collars Twenty One [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	61.00
Oil – WTI Costless Collars Twenty One [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	81.46
Oil – WTI Costless Collars Twenty Two [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	October 1, 2024 to December 31, 2024
Total volume hedged (BBLS) | bbl	2,400
Oil – WTI Costless Collars Twenty Two [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	60.00
Oil – WTI Costless Collars Twenty Two [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	78.23
Oil – WTI Costless Collars Twenty Three [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	October 1, 2024 to December 31, 2024
Total volume hedged (BBLS) | bbl	24,000
Oil – WTI Costless Collars Twenty Three [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	67.50
Oil – WTI Costless Collars Twenty Three [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	89.50
Oil – WTI Costless Collars Twenty Four [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	January 1, 2025 to March 31, 2025
Total volume hedged (BBLS) | bbl	15,000
Oil – WTI Costless Collars Twenty Four [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	64.25
Oil – WTI Costless Collars Twenty Four [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	84.60
Oil – WTI Costless Collars Twenty Five [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	January 1, 2025 to March 31, 2025
Total volume hedged (BBLS) | bbl	14,400
Oil – WTI Costless Collars Twenty Five [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	66.25
Oil – WTI Costless Collars Twenty Five [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	87.75
Oil – WTI Costless Collars Twenty Six [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	January 1, 2025 to March 31, 2025
Total volume hedged (BBLS) | bbl	16,200
Oil – WTI Costless Collars Twenty Six [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	65.50
Oil – WTI Costless Collars Twenty Six [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	86.25
Oil – WTI Costless Collars Twenty Seven [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	April 1, 2025 to June 30, 2025
Total volume hedged (BBLS) | bbl	3,000
Oil – WTI Costless Collars Twenty Seven [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	59.50
Oil – WTI Costless Collars Twenty Seven [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	79.00
Oil – WTI Costless Collars Twenty Eight [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	April 1, 2025 to June 30, 2025
Total volume hedged (BBLS) | bbl	5,700
Oil – WTI Costless Collars Twenty Eight [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	60.80
Oil – WTI Costless Collars Twenty Eight [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	74.07
Oil – WTI Costless Collars Twenty Nine [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	April 1, 2025 to June 30, 2025
Total volume hedged (BBLS) | bbl	13,200
Oil – WTI Costless Collars Twenty Nine [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	64.50
Oil – WTI Costless Collars Twenty Nine [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	85.70
Oil – WTI Costless Collars Thirty [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	April 1, 2025 to June 30, 2025
Total volume hedged (BBLS) | bbl	10,800
Oil – WTI Costless Collars Thirty [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	64.00
Oil – WTI Costless Collars Thirty [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	84.00
Oil – WTI Costless Collars Thirty One [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	July 1, 2025 to September 30, 2025
Total volume hedged (BBLS) | bbl	21,900
Oil – WTI Costless Collars Thirty One [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	63.25
Oil – WTI Costless Collars Thirty One [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	83.65
Oil – WTI Costless Collars Thirty Two [Member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	July 1, 2025 to September 30, 2025
Total volume hedged (BBLS) | bbl	10,800
Oil – WTI Costless Collars Thirty Two [Member] | Bottom of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	62.75
Oil – WTI Costless Collars Thirty Two [Member] | Top of range [member] | Events occurring after reporting date [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	82.00